Offsetting financial assets and financial liabilities - Financial Assets Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	$ 447,307	$ 464,607
Amounts of financial liabilities offset on the balance sheet	36,632	70,411
Net amount of financial assets presented on the balance sheet	410,675	394,196
Impact of master netting agreements	69,338	63,052
Financial collateral received	328,805	319,086
Net amount	12,532	12,058
Amounts not subject to enforceable netting arrangements	16,081	15,038
Total amount recognized on the balance sheet	426,756	409,234
Assets purchased under reverse repurchase agreements and securities borrowed [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	347,327	374,617
Amounts of financial liabilities offset on the balance sheet	35,783	69,420
Net amount of financial assets presented on the balance sheet	311,544	305,197
Impact of master netting agreements	36	527
Financial collateral received	310,128	303,539
Net amount	1,380	1,131
Amounts not subject to enforceable netting arrangements	1,471	1,764
Total amount recognized on the balance sheet	313,015	306,961
Derivative assets [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	99,535	88,996
Amounts of financial liabilities offset on the balance sheet	657	710
Net amount of financial assets presented on the balance sheet	98,878	88,286
Impact of master netting agreements	69,300	62,524
Financial collateral received	18,627	15,458
Net amount	10,951	10,304
Amounts not subject to enforceable netting arrangements	14,610	13,274
Total amount recognized on the balance sheet	113,488	101,560
Other Financial Assets [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	445	994
Amounts of financial liabilities offset on the balance sheet	192	281
Net amount of financial assets presented on the balance sheet	253	713
Impact of master netting agreements	2	1
Financial collateral received	50	89
Net amount	201	623
Total amount recognized on the balance sheet	$ 253	$ 713